LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

20. LEASES

The Group leases certain office premises and cloud infrastructure to support its core business system under non‑cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2019, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2019, the Group did not have additional operating leases that have not yet commenced.

For the years ended
December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	66,310
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	24,854
Weighted average remaining lease term
Operating leases	1.50
Weighted average discount rate
Operating leases	5.30%
Short-term lease cost	13,445

On December 31, 2019, the maturity of operating lease liabilities are as follows:

Years ending December 31:	RMB
2020	72,298
2021	45,015
2022	12,646
2023	997
2024	—
Thereafter	—
130,956
Less imputed interest	5,549
Total	125,407

Future minimum payments under non‑cancelable operating leases related to offices consisted of the following at December 31, 2018:

Years ending December 31:	RMB
2019	106,357
2020	78,480
2021	35,302
2022 and thereafter	5,962
Total	226,101

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the year ended December 31, 2017, 2018, 2019, total rental expense for all operating leases amounted to RMB53,599, RMB68,753 and RMB71,287, respectively.